Consolidated Statements of Earnings and Comprehensive Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Earnings and Comprehensive Earnings
Net premiums earned	$ 576,571	$ 538,452	$ 493,382
Net investment income	58,831	63,681	66,799
Net realized investment gains	26,528	17,293	23,243
Other-than-temporary-impairment losses on investments	(1,156)	(257)
Consolidated revenue	660,774	619,169	583,424
Losses and settlement expenses	271,645	200,084	201,332
Policy acquisition costs	196,362	183,868	156,894
Insurance operating expenses	44,971	44,312	38,584
Interest expense on debt	6,050	6,050	6,050
General corporate expenses	7,867	7,766	7,998
Total expenses	526,895	442,080	410,858
Equity in earnings of unconsolidated investee	8,853	6,497	7,101
Earnings before income taxes	142,732	183,586	179,667
Income tax expense:
Current	35,605	49,524	51,433
Deferred	3,781	7,464	37
Income tax expense	39,386	56,988	51,470
Net earnings	103,346	126,598	128,197
Unrealized gains on securities:
Unrealized holding gains arising during the period	44,079	32,230	33,552
Less: Reclassification adjustment for gains included in net earnings	(18,234)	(10,897)	(14,971)
Other comprehensive earnings (OCI)	25,845	21,333	18,581
Comprehensive earnings	$ 129,191	$ 147,931	$ 146,778
Basic:
Net earnings per share (in dollars per share)	$ 4.87	$ 6.01	$ 6.10
Comprehensive earnings per share (in dollars per share)	$ 6.09	$ 7.02	$ 6.98
Diluted:
Net earnings per share (in dollars per share)	$ 4.79	$ 5.91	$ 6.04
Comprehensive earnings per share (in dollars per share)	$ 5.99	$ 6.90	$ 6.91
Weighted average number of common shares outstanding:
Basic (in shares)	21,216	21,078	21,020
Diluted (in shares)	21,580	21,434	21,241